Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred Stock, par value (in Dollars per share)	$ 0	$ 0
Common stock, shares authorized	9,000,000	9,000,000
Common stock, shares issued	1,468,800	1,468,800
Common stock, shares outstanding	1,468,800	1,468,800
Common Stock, par value (in Dollars per share)	$ 0	$ 0